Registration No. 33-53698
                                                           SEC File No. 811-7322



     As filed with the Securities and Exchange Commission on July 28, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                 ---------------

                        FORM N-1A REGISTRATION STATEMENT

             Registration Statement Under The Securities Act of 1933


                         Post-Effective Amendment No. 11

                                       and

         Registration Statement Under The Investment Company Act of 1940

                                Amendment No. 12
                                -----------------

                              THE CANANDAIGUA FUNDS
                              ---------------------
                       Exact name as specified in charter
                                -----------------

                              72 South Main Street
                           Canandaigua, New York 14424
                            1-800-724-2621 (Ext. 216)

             Donald C. Greenhouse, Trustee, Secretary and Treasurer
                              The Canandaigua Funds
                              72 South Main Street
                           Canandaigua, New York 14424

                                   Copies to:

Stephen H. Waite, Esq.                         Michael Miola
Underberg & Kessler LLP                        American Data Services, Inc.
1800 Chase Square                              150 Motor Parkway
Rochester, New York 14604                      Hauppauge, NY 11788-0132

       Title of Securities Being Registered: Shares of Beneficial Interest

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485,paragraph (b)
[X] on August 14, 2000, pursuant to Rule 485, paragraph (b)(1)(iii)
[ ] 60 days after filing pursuant to Rule 485, paragraph (a)(i)
[ ] on _____ pursuant to Rule 485, paragraph (a)(i)
[ ] 75 days after filing pursuant to Rule 485, paragraph(a)(ii)
[ ] on _____ pursuant to Rule 485, paragraph (a)(ii)

If appropriate check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A, B and C of the Registrant's Post-Effective Amendment No. 10 under the Securities Act of 1933, as amended, ("1933 Act") and Amendment No. 11 under the Investment Company Act of 1940 ("1940 Act")(Parts A, B and C referred to hereinafter as the "Amendment"), filed on May 19, 2000, are being incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of the above-referenced Amendment until August 14, 2000.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Canandaigua, New York on the 12th day of July, 2000.

                                             THE CANANDAIGUA FUNDS

                                             BY: /S/ DONALD C. GREENHOUSE
                                             ----------------------------
                                             Trustee, Secretary and Treasurer

Pursuant to the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 28th day of July, 2000:


SIGNATURE                       TITLE                  DATE
---------                       -----                  ----

/s/ Robert N. Coe*              Trustee                July 28, 2000
-----------------
Robert N. Coe


/s/ Robert J. Craugh*           Trustee, Chairman      July 28, 2000
--------------------
Robert J. Craugh                of the Board


/s/ Donald C. Greenhouse        Trustee, Secretary     July 28, 2000
------------------------
Donald C. Greenhouse            and Treasurer


/s/ William B. Rayburn*         Trustee                July 28, 2000
----------------------
William B. Rayburn


/s/ James W. Doran*             Trustee                July 28, 2000
----------------------
James W. Doran


*BY: /s/ Donald C. Greenhouse
------------------------------
Donald C. Greenhouse, as Attorney-in-Fact